Share Capital (Details)				12 Months Ended
	Feb. 02, 2026	May 05, 2025	Nov. 26, 2024	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Apr. 01, 2027	Oct. 01, 2026	Apr. 17, 2026	Apr. 01, 2026	Feb. 25, 2026 $ / shares	Feb. 11, 2026 $ / shares	Oct. 01, 2025 shares	Apr. 17, 2025 shares	Jan. 25, 2024 USD ($) $ / shares shares
Share Capital [Line Items]
Number of stock split	6.25:1	7.97:1
Number of shares issued				2,439	94
Price per share (in Dollars per share) | $ / shares				$ 24.61						$ 2.56	$ 4.3624
Owned amount of service (in Dollars) | $				$ 1,000,000
Gain on debt settlement (in Dollars) | $				281,500
Exercisable into common shares													772
Share-based payments (in Dollars) | $				$ 155,341
RSUs accelerated vesting				1,051
Subsequent Events [Member]
Share Capital [Line Items]
Exercisable into common shares								628	3,244
Forecast [Member]
Share Capital [Line Items]
Exercisable into common shares						633	3,244
NCAC [Member]
Share Capital [Line Items]
Accounts payable (in Dollars) | $														$ 2,136,505
RTO Transaction [Member]
Share Capital [Line Items]
Number of shares issued														119
Price per share (in Dollars per share) | $ / shares														$ 17,895.14
Restricted Stock Units (RSUs) [Member] | Forecast [Member]
Share Capital [Line Items]
Exercisable into common shares						3,244
Maximum [Member]
Share Capital [Line Items]
Price per share (in Dollars per share) | $ / shares					$ 3,399.7
Minimum [Member]
Share Capital [Line Items]
Price per share (in Dollars per share) | $ / shares					$ 1,830.61
Warrants [Member]
Share Capital [Line Items]
Number of shares issued				41,790	41,790
Number of shares outstanding				41,790	41,790
Common Shares [Member]
Share Capital [Line Items]
Number of shares issued				2,293,277	90,883
Number of shares outstanding				2,293,277	90,883
Price per share (in Dollars per share) | $ / shares				$ 17,895.14
RSU settled shares				1
Common Shares [Member] | PGI [Member]
Share Capital [Line Items]
Number of shares issued														1,338
Common Shares [Member] | NCAC [Member]
Share Capital [Line Items]
Number of shares issued														2,086
Common Shares [Member] | Third Party Advisors [Member]
Share Capital [Line Items]
Number of shares issued														159
Common Shares [Member] | Restricted Stock Units (RSUs) [Member]
Share Capital [Line Items]
Number of shares issued				40
Fair value (in Dollars) | $				$ 187,934
Common Shares [Member] | Maximum [Member]
Share Capital [Line Items]
Number of stock split			75:1
Restricted Stock Units (RSUs) [Member]
Share Capital [Line Items]
Number of shares issued				9,636								9,732	2,033
Number of shares outstanding				9,636
Fair value (in Dollars) | $				$ 44,384
RSU settled shares				1
Shares exercised				1
Share-based payments (in Dollars) | $				$ 317,882
RSUs cancelled shares				306